CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 1	$ 14	$ 35
Accounts receivable, net of allowance for doubtful accounts of $244, $279 and $95 at March 31, 2017, December 31, 2016 and 2015, respectively	41	0	190
Inventory, net of reserves of $279, $278 and 118 at March 31, 2017 and December 31, 2016 and 2015, respectively	836	773	1,119
Other current assets	206	259	780
Total current assets	1,084	1,046	2,124
Property and equipment, net	89	126	318
Other assets	319	320	73
Total noncurrent assets	408	446	391
TOTAL ASSETS	1,492	1,492	2,515
CURRENT LIABILITIES:
Note payable in default, including related parties	651	1,008	133
Short-term notes payable, including related parties	599	197	704
Convertible note – in default	2,353	2,361	0
Short-term convertible notes payable, net	595	468	686
Accounts payable	2,748	2,600	1,824
Accrued liabilities	2,721	2,670	1,907
Deferred revenue	30	34	217
Total current liabilities	9,697	9,338	5,471
LONG-TERM LIABILITIES:
Warrants, at fair value	847	1,420	2,606
TOTAL LIABILITIES	10,544	10,758	8,077
STOCKHOLDERS' EQUITY :
Series C convertible preferred stock, $.001 par value; 9.0 shares authorized, 1.4, 1.6 and 5.6 shares issued and outstanding as of March 31, 2017 and December 31, 2016 and 2015, (Liquidation preference of $1,406, $1,643 and $5,555 at March 31, 2017 and December 31, 2016 and 2015)	514	601	2,052
Series C1 convertible preferred stock, $.001 par value; 20.3 shares authorized, 4.3 shares issued and outstanding as of March 31, 2017 and December 31, 2016, respectively (Liquidation preference of $4,312 at March 31, 2017 and December 31, 2016, respectively)	701	701	0
Common stock, $.001 Par value; 1,000,000 shares authorized, 1,427, 669 and 3 shares issued and outstanding as of March, 31 2017, December 31, 2016 and 2015 respectively	743	742	236
Additional paid-in capital	116,886	116,380	114,845
Treasury stock, at cost	(132)	(132)	(132)
Accumulated deficit	(127,764)	(127,558)	(122,563)
TOTAL STOCKHOLDERS' DEFICIT	(9,052)	(9,266)	(5,562)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,492	$ 1,492	$ 2,515